Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
27.	Subsequent events
-	-Impact of COVID-19

The outbreak of a novel strain of coronavirus that causes the disease now known as COVID-19, was first identified in Wuhan, China, in December 2019.  Since late-January 2020, the Chinese government has imposed a series of strict and protracted containment measures, including lock-downs across the Hubei province and in many other parts of the country.  Despite these efforts, the disease has continued to spread globally and, in March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic and recommended the implementation of containment and mitigation measures worldwide.

The Group’s operations and financial performance have been, and continue to be, affected by significant increases in international freight costs in light of the COVID-19 pandemic and such increases have had an impact on the Group’s fulfillment expenses.  In addition, during the first quarter of calendar year 2020 some of the Group’s third-party business partners in China, in particular domestic logistics and transport services providers, experienced temporary shut-downs or worker absenteeism and were unable to meet their obligations to the Group. This has had an adverse impact on the Group’s ability to promptly provide its customers with the products they purchased, which, in turn, has affected the Group’s financial performance.

The Group has experienced and expects to continue to experience disruptions to its supply chains if its brand partners, especially international brand partners based in the United States and Europe, are severely impacted by the COVID-19 pandemic or government-imposed containment measures.

The Group is currently unable to predict with certainty the duration and severity of the COVID-19 pandemic, and its ultimate impact on its business, financial condition, liquidity and results of operations, as these depend on rapidly evolving and uncertain developments and factors that are beyond control.  Such factors include, the speed of the contagion, the ultimate effect of the various containment measures imposed, the development of effective medical treatment solutions, financial and market reactions to the foregoing and general consumer sentiment.

-	-Disposal of Xianggui

In April 2020, the Group disposed 60% equity

interests

of Xianggui to an entity fully owned by the Founders of the Company with the consideration of RMB 3.4 million (Note 17).

-	Supplementary loan agreements

In May 2020, the Group entered into supplementary loan agreements with a fully owned subsidiary of one of its Class A ordinary shareholders, pursuant to which the borrower agreed to, with respect to its existing loans to the Group with the principle amount of US$ 8,000,000, waive certain interests thereon and adjust the repayment schedule.  In addition, Mr. Leo Zeng has agreed to enter into certain share charges with the shareholder in respect of 4,000,000 Class B ordinary shares to guarantee the Group’s payment obligations under the loan agreements.